Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2021 and 2022, accrued liabilities and other payables consisted of the following:

	December 31, 2021	December 31, 2022
Payable to merchants of Cheers e-Mall	70	1
Co-invest online series production fund	331	467
Payroll payables	1,462	1,444
Other payables	388	720
	$2,251	$2,632

Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.